Net Income (Loss) Per Share - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 23, 2013 shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Jan. 31, 2016 $ / shares
Net Income Loss Per Common Share [Line Items]
Reclassification of class B shares to common shares, ratio	0.0735
Common shares stock split conversion ratio	4.6
Dividend declared | $			$ 9,919	$ 9,917
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			5,100,000	1,400,000	4,500,000
Dilutive securities			0		0
Common Stock [Member]
Net Income Loss Per Common Share [Line Items]
Stock issued during period, shares	22,222,222				22,200,000
Series A Preferred Stock [Member]
Net Income Loss Per Common Share [Line Items]
Stock issued during period, shares	3,450,000
Dividend declared | $		$ 9,900		$ 9,900	$ 10,200
Series A Preferred Stock [Member] | First Installment [Member]
Net Income Loss Per Common Share [Line Items]
Dividends paid amount per share | $ / shares			$ 0.71875
Series A Preferred Stock [Member] | Second Installment [Member]
Net Income Loss Per Common Share [Line Items]
Dividends paid amount per share | $ / shares			$ 0.71875
Series A Preferred Stock [Member] | Third Installment [Member]
Net Income Loss Per Common Share [Line Items]
Dividend declared, payment date			Feb. 01, 2016
Dividend declared, record date			Jan. 15, 2016
Series A Preferred Stock [Member] | Third Installment [Member] | Subsequent Event [Member]
Net Income Loss Per Common Share [Line Items]
Dividend declared, per share price | $ / shares						$ 0.71875
Series A Preferred Stock [Member] | Maximum [Member]
Net Income Loss Per Common Share [Line Items]
Date the declared dividend will be paid, month and year			2016-05
Series A Preferred Stock [Member] | Weighted Average [Member]
Net Income Loss Per Common Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			9,600,000		6,600,000